Financial instruments fair value risk - Narrative (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Financial Instruments [Line Items]
Impact in income statement due to Level 3 instruments	€ 11	€ 40
Unlisted Investment In Unilever Venture Companies	623	736
Long-term cash receivables insurance contracts	122	115
Option over a non-controlling interest	€ 41	€ 43